UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06563
CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2015

Item 1. Schedule of Investments.

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.8%

Belgium - 0.7%
Ageas (ADR)	49,904	2,314,298

France - 13.5%
AXA SA (ADR)	271,355	7,412,062
BNP Paribas SA	47,113	2,664,575
BNP Paribas SA (ADR)	162,367	4,588,491
Credit Agricole SA (ADR)	214,378	1,256,255
Ipsen SA (ADR)	118,735	1,997,123
Orange SA	253,725	4,253,049
Orange SA (ADR)	217,395	3,615,279
Sanofi SA	35,864	3,057,588
Sanofi SA (ADR)	217,706	9,285,161
Suez Environnement Co.	298,495	5,580,526
Suez Environnement Co. (ADR)	37,117	350,756
Valeo SA (ADR)	24,671	1,909,905
		45,970,770

Germany - 7.3%
Allianz SE	48,317	8,552,538
Allianz SE (ADR)	390,467	6,880,029
Deutsche Post AG	164,873	4,639,236
Deutsche Post AG (ADR)	174,622	4,850,999
		24,922,802

Hong Kong - 0.8%
BOC Hong Kong Holdings Ltd. (ADR)	46,638	2,831,859

Japan - 20.4%
Mizuho Financial Group, Inc.	3,131,400	6,246,849
Mizuho Financial Group, Inc. (ADR)	1,134,770	4,584,471
MS&AD Insurance Group Holdings, Inc. (ADR)	155,752	2,271,643
Nippon Telegraph & Telephone Corp.	250,800	9,950,597
Nippon Telegraph & Telephone Corp. (ADR)	170,981	6,794,785
Nissan Motor Co. Ltd.	901,336	9,433,283
Nissan Motor Co. Ltd. (ADR)	203,348	4,267,258
Nomura Holdings, Inc.	1,281,243	7,116,019
Nomura Holdings, Inc. (ADR)	963,766	5,348,901
Toyota Motor Corp.(a)	135,137	8,289,198

See notes to Schedule of Investments

Toyota Motor Corp. (ADR)	43,759	5,384,107
		69,687,111

Netherlands - 8.8%
Koninklijke Ahold NV (ADR)	249,710	5,277,621
Koninklijke Ahold NV, Amsterdam Stock Exchange	311,105	6,562,951
Koninklijke Philips NV:
Common	61,768	1,569,176
NY Shares	110,944	2,823,525
Unilever NV (CVA)	213,120	9,225,903
Unilever NV, NY Shares	109,014	4,722,486
		30,181,662

New Zealand - 0.6%
Spark New Zealand Ltd.	428,639	966,246
Spark New Zealand Ltd. (ADR)	93,967	1,040,685
		2,006,931

Norway - 2.9%
Statoil ASA	276,311	3,859,270
Statoil ASA (ADR)	330,453	4,613,124
Yara International ASA (ADR)	37,046	1,588,533
		10,060,927

Singapore - 0.6%
Singapore Telecommunications Ltd. (ADR)	75,343	1,940,082

South Africa - 0.9%
Aspen Pharmacare Holdings Ltd.	122,151	2,437,482
MTN Group Ltd. (ADR)	77,381	655,417
		3,092,899

Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA	1,145,769	8,348,693
Banco Bilbao Vizcaya Argentaria SA (ADR)	446,445	3,272,442
		11,621,135

Sweden - 2.8%
Atlas Copco AB, A Shares	371,126	9,033,003
Atlas Copco AB (ADR), B Shares	15,875	365,760
		9,398,763

Switzerland - 11.3%
Adecco SA*	49,036	3,366,157

See notes to Schedule of Investments

Novartis AG	70,135	5,993,405
Novartis AG (ADR)	90,608	7,795,912
Roche Holding AG	31,383	8,646,624
Roche Holding AG (ADR)	47,060	1,622,158
Swiss Re AG	78,186	7,603,892
Swiss Re AG (ADR)	42,500	1,041,888
Zurich Insurance Group AG (ADR)*	94,607	2,424,304
		38,494,340

United Kingdom - 18.2%
AstraZeneca plc	55,335	3,741,777
AstraZeneca plc (ADR)	163,515	5,551,334
Barclays plc	1,963,031	6,354,777
Barclays plc (ADR)	286,993	3,719,429
GlaxoSmithKline plc	195,720	3,953,822
GlaxoSmithKline plc (ADR)	112,096	4,523,074
J Sainsbury plc	1,364,910	5,201,973
J Sainsbury plc (ADR)	300,535	4,551,603
Kingfisher plc	509,768	2,468,783
SSE plc	231,575	5,186,441
SSE plc (ADR)	279,454	6,249,989
Standard Chartered plc	659,315	5,470,822
Unilever plc	10,526	450,776
Unilever plc (ADR)	104,800	4,518,976
		61,943,576

United States - 3.6%
Apple, Inc.	43,996	4,631,019
Applied Industrial Technologies, Inc.	186,061	7,533,610
		12,164,629

Venture Capital - 0.0%
Powerspan Corp., Contingent Deferred Distribution *(b)(c)	1	—

Total Common Stocks (Cost $344,390,926)		326,631,784

PREFERRED STOCKS - 0.1%

Venture Capital - 0.1%
Bioceptive, Inc., Series A*(b)(c)(d)	582,574	153,291

See notes to Schedule of Investments

FINAE, Series D*(b)(c)	1,962,553	200,432
		353,723

Total Preferred Stocks (Cost $505,131)		353,723

	ADJUSTED BASIS ($)	VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.5%
Africa Renewable Energy Fund LP *(b)(c)	344,664	298,217
BFSE Holding, BV LP *(b)(c)	604,246	279,980
Blackstone Clean Technology Partners LP *(b)(c)	78,853	27,058
China Environment Fund 2004 LP *(b)(c)	—	86,846
Emerald Sustainability Fund I LP *(b)(c)	425,186	264,788
gNet Defta Development Holdings LLC, LP *(b)(c)(d)	400,000	310,346
Mainstream Brazil Impact Investing Fund LP *(b)(c)	20,045	—
SEAF Central and Eastern European Growth Fund LLC, LP *(b)(c)(d)	315,207	343,282
SEAF India International Growth Fund LP *(b)(c)	219,004	64,483
Terra Capital *(b)(c)	469,590	1

Total Venture Capital Limited Partnership Interest (Cost $2,876,795)		1,675,001

	PRINCIPAL AMOUNT ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%
AFIG LLC, 6.00%, 10/17/17 (b)(c)	450,952	450,952
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18 (b)(c)(e)	70,000	52,500

Total Venture Capital Debt Obligations (Cost $520,952)		503,452

HIGH SOCIAL IMPACT INVESTMENTS - 1.4%
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (b)(c)(f)	4,431,583	4,325,757
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(f)	220,000	203,500
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(f)	283,000	258,945

Total High Social Impact Investments (Cost $4,934,583)		4,788,202

See notes to Schedule of Investments

TIME DEPOSIT - 1.6%
State Street Bank Time Deposit, 0.278%, 1/4/16	5,341,072	5,341,072

Total Time Deposit (Cost $5,341,072)	5,341,072

TOTAL INVESTMENTS (Cost $358,569,459) - 99.5%	339,293,234
Other assets and liabilities, net - 0.5%	1,587,894
NET ASSETS - 100.0%	$340,881,128

* Non-income producing security.
(a) 90,000 shares of Toyota Motor Corp. have been soft segregated in order to cover outstanding commitments to certain limited partnerships investments within the Fund. There are no restrictions on the trading of this security.

(b) This security was valued under the direction of the Board of Directors. See Note A.
(c) Restricted securities represent 2.1% of the net assets of the Fund.
(d) Affiliated company.
(e) Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on March 14, 2018 with 1% to be paid annually and the remaining interest due at maturity. This security is currently accruing at 1%.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.

Abbreviations:
ADR:	American Depositary Receipts
CVA:	Certificaten Van Aandelen
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
AFIG LLC	10/11/12	450,952
Africa Renewable Energy Fund LP	4/17/14-7/2/15	344,664
BFSE Holding, BV LP	1/12/06-6/11/14	604,246
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	78,853
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	4,431,583
China Environment Fund 2004 LP	9/15/05-4/1/09	—
Emerald Sustainability Fund I LP	7/19/01-5/17/11	425,186
FINAE, Series D	2/28/11	252,686
gNet Defta Development Holdings LLC, LP	8/30/05	400,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	220,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	283,000
Mainstream Brazil Impact Investing Fund LP	12/12/14-12/3/15	20,045
Powerspan Corp., Contingent Deferred Distribution	7/11/14	—
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00-8/26/11	315,207
SEAF India International Growth Fund LP	3/22/05-5/24/10	219,004
Terra Capital	11/23/98-3/14/06	469,590
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18	2/12/14	70,000

See notes to Schedule of Investments

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.2%

Airlines - 3.6%
JetBlue Airways Corp. *	770,500	17,451,825

Auto Components - 5.0%
Gentherm, Inc. *	251,800	11,935,320
Visteon Corp. *	105,100	12,033,950
		23,969,270

Banks - 2.3%
ServisFirst Bancshares, Inc.	233,800	11,112,514

Building Products - 2.7%
Lennox International, Inc.	105,100	13,126,990

Chemicals - 1.7%
Albemarle Corp.	148,600	8,323,086

Commercial Services & Supplies - 2.4%
Deluxe Corp.	212,500	11,589,750

Communications Equipment - 2.5%
F5 Networks, Inc. *	122,800	11,906,688

Containers & Packaging - 2.1%
Owens-Illinois, Inc. *	570,400	9,936,368

Diversified Financial Services - 5.6%
CBOE Holdings, Inc.	217,700	14,128,730
FactSet Research Systems, Inc.	78,500	12,761,745
		26,890,475

Electronic Equipment & Instruments - 2.9%
Avnet, Inc.	330,300	14,150,052

Energy Equipment & Services - 1.2%
FMC Technologies, Inc. *	205,600	5,964,456

Gas Utilities - 1.1%
Questar Corp.	271,900	5,296,612

Health Care Equipment & Supplies - 4.9%

See notes to Schedule of Investments

Globus Medical, Inc., Class A *	468,600	13,036,452
Varian Medical Systems, Inc. *	127,600	10,310,080
		23,346,532

Health Care Providers & Services - 7.9%
AmerisourceBergen Corp.	130,600	13,544,526
Chemed Corp.	68,900	10,321,220
Laboratory Corporation of America Holdings *	115,600	14,292,784
		38,158,530

Insurance - 3.1%
American Financial Group, Inc.	205,200	14,790,816

IT Services - 8.6%
Convergys Corp.	333,040	8,289,366
DST Systems, Inc.	43,980	5,016,359
NeuStar, Inc., Class A *	577,600	13,845,072
Syntel, Inc. *	317,800	14,380,450
		41,531,247

Machinery - 5.4%
Graco, Inc.	174,300	12,561,801
Oshkosh Corp.	337,400	13,172,096
		25,733,897

Media - 2.1%
Scripps Networks Interactive, Inc., Class A	185,000	10,213,850

Metals & Mining - 2.7%
Worthington Industries, Inc.	427,100	12,872,794

Multiline Retail - 2.2%
Big Lots, Inc.	276,800	10,667,872

Personal Products - 4.6%
Inter Parfums, Inc.	377,200	8,984,904
USANA Health Sciences, Inc. *	101,200	12,928,300
		21,913,204

Pharmaceuticals - 1.8%
Lannett Co., Inc. *	209,900	8,421,188

Professional Services - 2.3%

See notes to Schedule of Investments

Robert Half International, Inc.	238,400	11,238,176

Real Estate Management & Development - 3.2%
Jones Lang LaSalle, Inc.	96,700	15,458,462

Road & Rail - 2.0%
Landstar System, Inc.	164,200	9,630,330

Specialty Retail - 9.4%
Lithia Motors, Inc., Class A	129,700	13,835,099
Rent-A-Center, Inc.	469,200	7,023,924
Ross Stores, Inc.	314,300	16,912,483
Select Comfort Corp. *	338,000	7,236,580
		45,008,086

Technology Hardware, Storage & Peripherals - 3.1%
Super Micro Computer, Inc. *	598,840	14,677,568

Textiles, Apparel & Luxury Goods - 2.8%
Deckers Outdoor Corp. *	187,900	8,868,880
Fossil Group, Inc. *	122,200	4,467,632
		13,336,512

Total Common Stocks (Cost $479,897,527)		476,717,150

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%	PRINCIPAL AMOUNT ($)
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (a)(b)(c)	1,419,488	1,385,590
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(b)(c)	309,000	285,825
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (a)(b)(c)	398,000	364,170

Total High Social Impact Investments (Cost $2,126,488)		2,035,585

TIME DEPOSIT - 0.3%
State Street Bank Time Deposit, 0.278%, 1/4/16	1,318,481	1,318,481

Total Time Deposit (Cost $1,318,481)		1,318,481

See notes to Schedule of Investments

TOTAL INVESTMENTS (Cost $483,342,496) - 99.9%	480,071,216
Other assets and liabilities, net - 0.1%	553,325
NET ASSETS - 100.0%	$480,624,541

* Non-income producing security.
(a)This security was valued under the direction of the Board of Directors. See Note A.
(b) Restricted securities represent 0.4% of the net assets of the Fund.
(c)The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	1,419,488
ImpactAssets Global Sustainable Agriculture Notes, 0.0%, 11/3/20	11/13/15	309,000
ImpactAssets Microfinance Plus Notes, 0.0%, 11/3/20	11/13/15	398,000

See notes to Schedule of Investments

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.9%

Australia - 2.3%
GrainCorp Ltd.	249,665	1,559,544
Orora Ltd.	773,996	1,258,287
Tassal Group Ltd.	454,315	1,549,328
		4,367,159

Austria - 4.5%
BUWOG AG*	144,872	3,132,485
Vienna Insurance Group AG Wiener Versicherung Gruppe	57,401	1,565,606
Wienerberger AG	88,080	1,631,836
Zumtobel Group AG	85,085	2,137,432
		8,467,359

Brazil - 1.0%
MRV Engenharia e Participacoes SA	835,703	1,827,987

Canada - 2.8%
Entertainment One Ltd.	675,826	1,665,778
Intertape Polymer Group, Inc.	99,250	1,340,547
Martinrea International, Inc.	128,047	972,556
Methanex Corp.	39,748	1,312,725
		5,291,606

China - 0.9%
China Lesso Group Holdings Ltd.	2,454,550	1,701,331

Denmark - 0.9%
Matas A/S	91,426	1,762,610

Finland - 1.6%
Cramo Oyj	71,851	1,477,970
Tieto Oyj	57,441	1,535,595
		3,013,565

France - 5.2%
Cie Generale des Etablissements Michelin	25,820	2,449,520
Eurazeo SA	28,021	1,926,831
Saft Groupe SA	63,137	1,922,358
UBISOFT Entertainment*	42,696	1,234,227

See notes to Schedule of Investments

Wendel SA	17,731	2,104,369
		9,637,305

Georgia - 0.4%
Bank of Georgia Holdings plc	23,930	670,615

Germany - 7.9%
Aareal Bank AG	19,781	624,256
Aurelius AG	34,659	1,804,472
DMG Mori AG	46,729	1,924,690
Hella KGaA Hueck & Co.	27,536	1,140,300
RHOEN-KLINIKUM AG	67,534	2,022,459
STADA Arzneimittel AG	42,122	1,695,650
Talanx AG*	70,243	2,169,830
Tom Tailor Holding AG*	313,877	1,770,953
Wacker Neuson SE	105,624	1,622,241
		14,774,851

Greece - 1.0%
Tsakos Energy Navigation Ltd.	224,529	1,778,270

Hong Kong - 0.9%
Man Wah Holdings Ltd.	934,351	1,093,752
Techtronic Industries Co. Ltd.	155,810	632,881
		1,726,633

India - 0.4%
Yes Bank Ltd.	64,154	698,902

Ireland - 2.0%
Smurfit Kappa Group plc	149,132	3,802,867

Italy - 3.3%
Azimut Holding S.p.A.	47,300	1,166,737
Banca Generali SpA	46,885	1,477,577
Buzzi Unicem SpA	105,016	1,867,074
Cementir Holding S.p.A.	266,129	1,691,153
		6,202,541

Japan - 23.1%
Azbil Corp.	54,800	1,402,491
Chiyoda Corp.	184,841	1,400,985
Chugoku Marine Paints Ltd.	216,000	1,579,790
Daiichikosho Co. Ltd.	46,540	1,840,923

See notes to Schedule of Investments

Daiseki Co. Ltd.	98,600	1,574,449
Gulliver International Co. Ltd.	202,881	2,011,365
Haseko Corp.	152,859	1,686,389
Hino Motors Ltd.	104,803	1,208,376
Hogy Medical Co. Ltd.	33,700	1,691,505
Horiba Ltd.	51,900	2,002,101
Ibiden Co. Ltd.	116,400	1,665,828
Leopalace21 Corp.*	261,107	1,409,885
Makita Corp.	12,325	707,838
Monex Group, Inc.	593,841	1,539,024
Nabtesco Corp.	48,031	975,401
Nishio Rent All Co. Ltd.	48,900	1,336,638
Resona Holdings, Inc.	345,500	1,675,893
Ryosan Co. Ltd.	80,100	2,053,052
Secom Co. Ltd.	32,400	2,191,037
Shinsei Bank Ltd.	752,000	1,382,423
Ship Healthcare Holdings, Inc.	95,097	2,348,117
SKY Perfect JSAT Holdings, Inc.	396,900	2,228,830
Stanley Electric Co. Ltd.	72,743	1,601,212
Star Micronics Co. Ltd.	165,900	2,154,449
Tadano Ltd.	134,054	1,619,715
Toyota Industries Corp.	36,600	1,954,673
		43,242,389

Luxembourg - 1.1%
Grand City Properties SA	89,677	2,096,191

Malaysia - 0.9%
PureCircle Ltd. *	283,483	1,680,549

Netherlands - 2.7%
BinckBank NV	169,240	1,457,509
Delta Lloyd NV	180,834	1,061,398
Koninklijke DSM NV	51,255	2,562,790
		5,081,697

Norway - 4.3%
Austevoll Seafood ASA	481,397	2,913,570
Borregaard ASA	246,834	1,371,845
Opera Software ASA	200,324	1,132,191
Petroleum Geo-Services ASA	255,169	1,040,446
Skandiabanken ASA*(a)	295,131	1,628,185
		8,086,237

See notes to Schedule of Investments

South Korea - 4.9%
BGF retail Co. Ltd.	5,450	790,191
DGB Financial Group, Inc.	286,380	2,438,901
Dongbu Insurance Co. Ltd.	11,280	675,099
Hankook Tire Worldwide Co. Ltd.	100,974	1,499,768
Samsung SDI Co. Ltd.	19,293	1,852,609
SL Corp.	130,574	1,910,910
		9,167,478

Spain - 1.0%
Ebro Foods SA	93,700	1,840,089

Sweden - 2.1%
BillerudKorsnas AB	42,319	781,589
Hoist Finance AB*(a)	84,634	882,468
Industrivarden AB, Class C	131,704	2,249,084
		3,913,141

Switzerland - 4.3%
Baloise Holding AG	15,103	1,914,759
Bucher Industries AG	6,674	1,501,974
GAM Holding AG*	133,544	2,216,859
OC Oerlikon Corp. AG*	273,790	2,426,045
		8,059,637

Taiwan - 2.8%
China Life Insurance Co. Ltd.	2,382,059	1,823,272
PChome Online, Inc.	97,000	964,949
Teco Electric and Machinery Co. Ltd.	3,048,000	2,425,011
		5,213,232

United Kingdom - 13.6%
Ashtead Group plc	101,644	1,672,796
Beazley plc	219,359	1,262,875
Bovis Homes Group plc	170,534	2,547,089
Britvic plc	141,210	1,512,007
Close Brothers Group plc	89,869	1,768,647
Dialight plc	83,660	555,190
Fenner plc	734,156	1,546,636
Inmarsat plc	77,486	1,291,255
Investec plc	182,841	1,290,544
Kennedy Wilson Europe Real Estate plc	141,092	2,507,084
Kingfisher plc	457,849	2,217,342
N Brown Group plc	426,456	1,943,744

See notes to Schedule of Investments

Petrofac Ltd.	101,793	1,192,866
Speedy Hire plc	3,352,813	2,048,580
WM Morrison Supermarkets plc	948,198	2,058,095
		25,414,750

Total Common Stocks (Cost $184,754,926)		179,518,991

HIGH SOCIAL IMPACT INVESTMENTS - 0.1%	PRINCIPAL AMOUNT ($)
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(d)	111,000	102,675
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(d)	142,000	129,930
		232,605

Total High Social Impact Investments (Cost $253,000)		232,605

TIME DEPOSIT - 3.8%
State Street Bank Time Deposit, 0.278%, 1/4/16	7,067,870	7,067,870

Total Time Deposit (Cost $7,067,870)		7,067,870

TOTAL INVESTMENTS (Cost $192,075,796) - 99.8%		186,819,466
Other assets and liabilities, net - 0.2%		329,332
NET ASSETS - 100.0%		$187,148,798

* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) This security was valued under the direction of the Board of Directors. See Note A.
(c) Restricted securities represent 0.1% of the net assets of the Fund.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.

Abbreviations:
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	111,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	142,000

See notes to Schedule of Investments

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 89.7%

Argentina - 1.0%
Banco Macro SA (ADR) *	13,158	764,743

Austria - 1.2%
Vienna Insurance Group AG Wiener Versicherung Gruppe	33,258	907,108

Brazil - 4.0%
BB Seguridade Participacoes SA	215,800	1,319,704
Embraer SA (ADR)	59,500	1,757,630
		3,077,334

China - 15.2%
Alibaba Group Holding Ltd. (ADR)*	31,723	2,578,128
China Mengniu Dairy Company Ltd.	1,072,000	1,733,406
Shenzhen International Holdings Ltd.	1,664,904	3,041,117
Tencent Holdings Ltd.	213,700	4,173,934
		11,526,585

Egypt - 0.9%
Commercial International Bank Egypt SAE	144,903	703,228

Hong Kong - 10.7%
AIA Group Ltd.	181,200	1,079,405
Galaxy Entertainment Group Ltd.	555,000	1,730,290
Samsonite International SA	712,759	2,142,726
Techtronic Industries Co. Ltd.	785,000	3,188,573
		8,140,994

Hungary - 3.5%
Richter Gedeon Nyrt	140,102	2,644,269

India - 15.4%
Bharat Forge Ltd.	92,785	1,242,536
Container Corp Of India Ltd.	58,875	1,164,762
HCL Technologies Ltd.	79,363	1,027,022
HDFC Bank Ltd. (ADR)	37,600	2,316,160
Housing Development Finance Corp. Ltd.	48,561	922,408
ICICI Bank Ltd. (ADR)	250,262	1,959,552
Motherson Sumi Systems Ltd.	327,019	1,442,297

See notes to Schedule of Investments

Tech Mahindra Ltd.	204,364	1,608,235
		11,682,972

Indonesia - 4.4%
Bank Rakyat Indonesia Persero Tbk PT	3,080,200	2,517,684
Tower Bersama Infrastructure Tbk PT*	2,006,000	849,481
		3,367,165

Mexico - 4.0%
Banregio Grupo Financiero SAB de CV	343,888	1,759,729
Grupo Financiero Banorte SAB de CV	226,709	1,249,609
		3,009,338

Russia - 2.5%
Mail.Ru Group Ltd. (GDR)*	62,682	1,409,435
MMC Norilsk Nickel PJSC (ADR):
BATS Chi-X Europe	33,397	420,702
OTC US	3,059	38,834
		1,868,971

South Africa - 4.6%
Life Healthcare Group Holdings Ltd.	588,995	1,329,060
MTN Group Ltd.	63,093	540,587
Shoprite Holdings Ltd.	172,471	1,593,283
		3,462,930

South Korea - 6.1%
KB Financial Group, Inc.	73,932	2,077,198
Samsung Fire & Marine Insurance Co. Ltd.	9,918	2,576,161
		4,653,359

Taiwan - 15.6%
Advantech Co. Ltd.	180,000	1,149,816
Chipbond Technology Corp.	1,061,000	1,524,111
Phison Electronics Corp.	223,982	1,573,900
Siliconware Precision Industries Co. Ltd. (ADR)	217,267	1,683,819
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	154,061	3,504,888
Tong Yang Industry Co. Ltd.	1,500,138	1,841,948
Tung Thih Electronic Co. Ltd.	56,000	541,331
		11,819,813

See notes to Schedule of Investments

Turkey - 0.6%
Aygaz AS	141,674	490,966

Total Common Stocks (Cost $72,406,336)		68,119,775

PREFERRED STOCK - 1.2%

Brazil - 1.2%
Itau Unibanco Holding SA	131,455	859,000

Total Preferred Stocks (Cost $1,598,594)		859,000

	PRINCIPAL AMOUNT ($)
PARTICIPATORY NOTES - 3.9%

China - 3.9%
Gree Electric Appliances, Inc., Merrill Lynch International & Co., 8/31/18*(a)	173,352	594,275
Gree Electric Appliances, Inc., Morgan Stanley Asia Products Ltd. 3/9/16*(a)(b)	241,611	828,276
Hangzhou Hikvision Digital Technology Co., Ltd. Merrill Lynch International & Co., 4/9/19*(a)	290,451	1,532,180
		2,954,731

Total Participatory Notes (Cost $2,276,443)		2,954,731

HIGH SOCIAL IMPACT INVESTMENTS - 0.1%
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(c)(d)	43,000	39,775
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (a)(c)(d)	56,000	51,240
		91,015

Total High Social Impact Investments (Cost $99,000)		91,015

TOTAL INVESTMENTS (Cost $76,380,373) - 94.9%		72,024,521
Other assets and liabilities, net - 5.1%		3,909,621
NET ASSETS - 100.0%		$75,934,142

* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. See Note A.

See notes to Schedule of Investments

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Restricted securities represent 0.1% of the net assets of the Fund.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.

Abbreviations:
ADR:	American Depositary Receipts
GDR:	Global Depositary Receipts
Ltd.:	Limited

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	43,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	56,000

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: International Equity, Capital Accumulation, International Opportunities, and Emerging Markets Equity. International Equity and International Opportunities are registered as diversified portfolios. Capital Accumulation and Emerging Markets Equity are registered as non-diversified portfolios.The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common and preferred stock securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Participatory notes are valued based on the value of the underlying equity security as determined using the valuation techniques for equity securities listed above. Participatory notes are categorized as Level 2 in the hierarchy.

Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (“LP”) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information, as a practical expedient. In the absence of a reported LP unit value, fair value may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At December 31, 2015, the following securities were fair valued in good faith under the direction of the Board:

	Total Fair Value Investments	% of Net Assets
International Equity	$7,320,378	2.1%
Capital Accumulation	$2,035,585	0.4%
International Opportunities	$232,605	0.1%
Emerging Markets Equity	$3,045,746	4.0%

The following table summarizes the market value of the Fund's holdings as of December 31, 2015, based on the inputs used to value them:

VALUATION INPUTS
INTERNATIONAL EQUITY INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$156,406,353	$170,225,431	$—	$326,631,784
Preferred Stocks - Venture Capital	—	—	353,723	353,723
Venture Capital Limited Partnership Interest	—	—	1,675,001	1,675,001
Venture Capital Debt Obligations	—	—	503,452	503,452
High Social Impact Investments	—	4,325,757	462,445	4,788,202
Time Deposit	—	5,341,072	—	5,341,072

TOTAL	$156,406,353	$179,892,260	$2,994,621^	$339,293,234

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments. Venture Capital is not included in this category.
^ Level 3 securities represents 0.9% of net assets.

There were no transfers between levels during the quarter ended December 31, 2015.

VALUATION INPUTS
CAPITAL ACCUMULATION INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$476,717,150	$—	$—	$476,717,150
High Social Impact Investments	—	1,385,590	649,995	2,035,585
Time Deposit	—	1,318,481	—	1,318,481

TOTAL	$476,717,150	$2,704,071	$649,995^	$480,071,216

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represents 0.1% of net assets.

There were no transfers between levels during the quarter ended December 31, 2015.

VALUATION INPUTS
INTERNATIONAL OPPORTUNITIES INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$7,032,283	$172,486,708	$—	$179,518,991
High Social Impact Investments	—	—	232,605	232,605
Time Deposit	—	7,067,870	—	7,067,870

TOTAL	$7,032,283	$179,554,578	$232,605^	$186,819,466

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
^ Level 3 securities represents 0.1% of net assets.

On December 31, 2015, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. As a result, $1,827,987 transferred out of Level 1 into Level 2. The amount of this transfer was determined based on the fair value of the securities at the end of the period.

VALUATION INPUTS
EMERGING MARKETS EQUITY INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$17,613,092	$50,506,683	$—	$68,119,775
Preferred Stocks**	—	859,000	—	859,000
Participatory Notes	—	2,954,731	—	2,954,731
High Social Impact Investments	—	—	91,015	91,015

TOTAL	$17,613,092	$54,320,414	$91,015^	$72,024,521

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
^ Level 3 securities represents 0.1% of net assets.

On December 31, 2015, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. As a result, $2,178,704 transferred out of Level 1 into Level 2. The amount of this transfer was determined based on the fair value of the securities at the end of the period.

Participatory Notes: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”), especially in markets where direct investment by the Fund is not possible. P-notes are generally issued by a bank or broker-dealer (the “counterparty”) and are designed to offer a return linked to a particular underlying equity security. While the holder of a P-note is entitled to receive from the counterparty any dividends paid by the underlying security, the counterparty retains legal ownership and voting rights of the underlying security. The risks associated with investing in a P-note may include the possible failure of the counterparty to perform its obligations under the terms of the agreement, an inability to liquidate or transfer the notes, and an imperfect correlation between the value of the P-note and the underlying security.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.

Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NOTE B —TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2015.

	INTERNATIONAL EQUITY	CAPITAL ACCUMULATION
Unrealized appreciation	$10,982,874	$41,982,294
Unrealized depreciation	(30,787,784)	(46,145,672)
Net unrealized appreciation (depreciation)	($19,804,910)	($4,163,378)

Federal income tax cost of investments	$359,098,144	$484,234,594

	INTERNATIONAL OPPORTUNITIES	EMERGING MARKETS EQUITY
Unrealized appreciation	$11,348,913	$5,562,199
Unrealized depreciation	(17,440,231)	(10,828,059)
Net unrealized appreciation (depreciation)	($6,091,318)	($5,265,860)

Federal income tax cost of investments	$192,910,784	$77,290,381

Item 2. Controls and Procedures.
(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.
By:    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    February 26, 2016

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    February 26, 2016